Restricted Net Assets (Details) - PRC - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Restricted Net Assets
Restricted net assets	$ 2.0	$ 1.6
Undistributed earnings in an equity investee	$ 2.6	$ 59.8